LEASES	12 Months Ended
Dec. 31, 2023
Leases
LEASES

9. LEASES

Operating lease

As of December 31, 2023, the Company had operating lease for its office. The remaining lease terms are 2 years. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. As of December 31, 2023, the weighted average remaining lease term was 2 years and the weighted average discount rate was 5.25%.

The following table presents the operating lease related assets and liabilities recorded on the Group’s consolidated balance sheet.

	December 31,
	2022	2023
	US$’000	US$’000
Right-of-use asset	149	259
Accumulated depreciation	(149)	(186)
Right-of-use asset, net	–	73

	December 31,
	2022	2023
	US$’000	US$’000
Operating lease liabilities
Current portion	–	36
Non-current portion	–	38
Total operating lease liabilities	–	74

The following table summarizes the maturity of operating lease liabilities as of December 31, 2023:

2023
Future payment	US$’000
2024	39
2025	39
Total	78
Imputed interest	(4)
Present value of lease liabilities	74

Finance lease

On July 17, 2023, the Company acquired a vehicle through a finance lease agreement. The agreement entails 60 monthly installments, with an interest rate of 5.75% per annum, based on principal amount of US$144,356.

The following table presents the finance lease related assets and liabilities recorded on the Company’s consolidated balance sheets.

	December 31,
	2022	2023
	US$’000	US$’000
Motor vehicle	–	239
Accumulated depreciation	–	(24)
Motor vehicle, net	–	215

	December 31,
	2022	2023
	US$’000	US$’000
Finance lease liabilities
Current portion	–	29
Non-current portion	–	101
Total finance lease liabilities	–	130

The following table summarizes the maturity of finance lease liabilities as of December 31, 2023:

2023
US$’000
2024	33
2025	33
2026	33
2027	33
2028	16
Total	148
Imputed interest	(18)
Present value of lease liabilities	130